Debt Instruments - Issuer rating (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,616,873	$ 1,773,414
Debt instruments
Financial assets
Financial assets	$ 513,568	$ 573,046
Financial assets (as a percent)	100.00%	100.00%
Debt instruments | AAA
Financial assets
Financial assets	$ 140,211	$ 95,406
Financial assets (as a percent)	27.30%	16.65%
Debt instruments | A
Financial assets
Financial assets	$ 306,795	$ 401,247
Financial assets (as a percent)	59.74%	70.02%
Debt instruments | BBB
Financial assets
Financial assets	$ 36,986	$ 48,854
Financial assets (as a percent)	7.20%	8.53%
Debt instruments | BB
Financial assets
Financial assets	$ 3,832	$ 3,669
Financial assets (as a percent)	0.75%	0.64%
Debt instruments | Below B
Financial assets
Financial assets	$ 25,744	$ 23,870
Financial assets (as a percent)	5.01%	4.17%
Private Debt
Financial assets
Financial assets	$ 10,740	$ 9,863
Private Debt | A
Financial assets
Financial assets	10,495	9,596
Private Debt | BBB
Financial assets
Financial assets	245	267
Sovereign Debt
Financial assets
Financial assets	502,828	563,183
Sovereign Debt | AAA
Financial assets
Financial assets	140,211	95,406
Sovereign Debt | A
Financial assets
Financial assets	296,300	391,651
Sovereign Debt | BBB
Financial assets
Financial assets	36,741	48,587
Sovereign Debt | BB
Financial assets
Financial assets	3,832	3,669
Sovereign Debt | Below B
Financial assets
Financial assets	25,744	23,870
Financial assets at fair value through other comprehensive income category | Debt instruments
Financial assets
Financial assets	$ 390,974	$ 355,321	$ 233,463	$ 154,483